Interim Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Cash flows from (used in) operating activities
Net income before income taxes, including equity in net income of an investment in TD Ameritrade	$ 1,765	$ 3,945	$ 5,413	$ 6,858
Adjustments to determine net cash flows from (used in) operating activities
Provision for credit losses (Note 6)	3,218	633	4,137	1,483
Depreciation	304	145	595	289
Amortization of other intangibles	205	199	407	394
Net securities losses (gains) (Note 5)	12	(35)	2	(24)
Deferred taxes	(542)	(91)	(416)	50
Changes in operating assets and liabilities
Interest receivable and payable (Notes 10, 12)	(76)	63	(155)	(13)
Securities sold under repurchase agreements	37,421	13,123	37,861	14,496
Securities purchased under reverse repurchase agreements	(1,996)	(17,519)	(1,856)	(22,570)
Securities sold short	(8,757)	(2,525)	(925)	(3,113)
Trading loans and securities	30,645	(10,735)	14,170	(4,908)
Loans net of securitization and sales	(56,653)	(15,762)	(66,101)	(18,646)
Deposits	168,943	(2,580)	190,842	(36,826)
Derivatives	(777)	1,004	(2,003)	7,301
Non-trading financial assets at fair value through profit or loss	(1,496)	(327)	(2,165)	(96)
Financial assets and liabilities designated at fair value through profit or loss	(17,841)	31,279	(10,506)	58,006
Securitization liabilities	817	478	845	(543)
Current taxes	(452)	(66)	(710)	(830)
Brokers, dealers and clients amounts receivable and payable	(3,832)	1,102	(5,179)	(1,076)
Other	(12,713)	(3,733)	(15,189)	(4,619)
Net cash from (used in) operating activities	137,948	(1,668)	148,615	(4,975)
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures (Note 13)	3,000		3,000
Redemption or repurchase of subordinated notes and debentures	(5)	(21)	(69)	23
Common shares issued (Note 14)	10	20	46	44
Repurchase of common shares (Note 14)	(541)	(415)	(847)	(728)
Preferred shares issued (Note 14)				346
Sale of treasury shares (Note 14)	2,468	2,984	4,686	5,337
Purchase of treasury shares (Note 14)	(2,390)	(2,891)	(4,704)	(5,267)
Dividends paid	(1,415)	(1,314)	(2,752)	(2,502)
Redemption of non-controlling interests in subsidiaries				(1,000)
Distributions to non-controlling interests in subsidiaries				(11)
Repayment of lease liabilities1	(116)		(259)
Net cash from (used in) financing activities	1,011	(1,637)	(899)	(3,758)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	(112,703)	3,218	(121,177)	2,267
Activities in financial assets at fair value through other comprehensive income (Note 5)
Purchases	(22,094)	(6,992)	(29,509)	(11,351)
Proceeds from maturities	9,229	8,269	18,766	15,854
Proceeds from sales	5,106	2,444	6,901	4,914
Activities in debt securities at amortized cost (Note 5)
Purchases	(24,231)	(8,593)	(39,332)	(14,570)
Proceeds from maturities	6,325	5,804	17,469	11,707
Proceeds from sales	8	16	172	1,132
Net purchases of land, buildings, equipment, and other depreciable assets	(538)	(292)	(750)	(465)
Net cash acquired from (paid for) divestitures and acquisitions				(536)
Net cash from (used in) investing activities	(138,898)	3,874	(147,460)	8,952
Effect of exchange rate changes on cash and due from banks	163	59	178	55
Net increase (decrease) in cash and due from banks	224	628	434	274
Cash and due from banks at beginning of period	5,073	4,381	4,863	4,735
Cash and due from banks at end of period	5,297	5,009	5,297	5,009
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	619	783	1,345	1,950
Amount of interest paid during the period	3,070	4,290	7,305	8,995
Amount of interest received during the period	9,038	9,841	18,960	19,996
Amount of dividends received during the period	440	323	930	679
TD Ameritrade [member]
Adjustments to determine net cash flows from (used in) operating activities
Equity in net income of an investment in TD Ameritrade (Note 7)	$ (247)	$ (266)	$ (452)	$ (588)